Reconciliation of profit before interest and taxation to headline PBIT	12 Months Ended
Dec. 31, 2018
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Reconciliation of profit before interest and taxation to headline PBIT

29. Reconciliation of profit before interest and taxation to headline PBIT

Reconciliation of profit before interest and taxation to headline PBIT:

	2018 £m	2017 £m	2016 £m
Profit before interest and taxation	1,474.9	2,021.7	2,112.9
Amortisation and impairment of acquired intangible assets	280.0	195.1	168.4
Goodwill impairment	183.9	27.1	27.0
Gains on disposal of investments and subsidiaries	(235.5)	(129.0)	(44.3)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(2.0)	0.3	(232.4)
Investment write-downs	2.0	95.9	86.1
Restructuring and transformation costs	302.3	56.8	27.4
Share of exceptional losses/(gains) of associates	41.7	(0.8)	15.2
Headline PBIT	2,047.3	2,267.1	2,160.3

Headline PBIT is one of the metrics that management uses to assess the performance of the business.